Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets [Abstract]
Other non-current assets
11	Other non-current assets

Other non-current assets at December 2018 and 2017 are as follows:

	2018	2017

Prepaid expenses	$42,406	$29,535
Security deposits	18,344	7,076
Other equity investments	5,988	5,989
Services & Solutions Optimus, S.A. de C.V. (b)	(1,217)	(1,217)
Almacenes de Jugos Cítricos de México, S.A.P.I. de C.V. (a)	-	-
TMM División Marítima, S.A. de C.V. (c)	-	-
	$65,521	$41,383

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as at the issue date of the consolidated financial statements, Company Management decided reserve the investment in its entirety.

(b)
On February 24, 2016, Grupo TMM entered into a ‘Project Development Contract’, through its subsidiary Services & Solutions Optimus, S. de R.L. de C. V. (Optimus) with TransCanada and Sierra Oil & Gas, through its subsidiary Caoba Energia, S. de R.L. de C.V. (an unrelated third party, henceforth ‘Caoba’), whereby a petroleum liquid terminal (‘Tuxpan Project’) will be developed.

In accordance with the Project Development Contract, on February 29, 2016, Caoba contributed the capital stock of Optimus in the amount of $4,563, thereby diluting the equity of Grupo TMM to 50%, and granting joint control to the parties to this agreement. The foregoing is classified as a joint venture. In addition, Grupo TMM and Caoba would contribute $6.16 million dollars each one for a total contribution amounting to $12.333 million dollars in the capital stock of Optimus, which should be paid within a period of 3 years as of May 26, 2016.

Caoba would make the payment on capital stock through a payment in kind of costs and expenses related to the Tuxpan Project, and Grupo TMM will capitalize that Optimus has in benefit of the Company, derived from the sale of the land (see Notes 19).

As discussed in Note 29, on February 14, 2019, the Company acquired the remaining 50% of this joint venture (Optimus) from TransCanada and Sierra Oil & Gas. Consequently, effective on such date, Optimus will be a 100% subsidiary of Grupo TMM. The purpose of this acquisition is to continue to develop hydrocarbon and refined oil product storage and transportation infrastructure, such as gasoline, diesel, and turbosine in the Port of Tuxpan, to meet the growing demand thereof.

(c)
As discussed in Note 4, the Company lost control of its subsidiary TMM DM in 2017, retaining 15% equity in its capital and exercising significant influence. Accordingly, this investment has been classified as an investment in associate. As at December 31, 2018 and 2017, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.